Temporary Equity and Permanent Deficit - Additional Information (Detail) - $ / shares	Sep. 30, 2021	Jul. 02, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 02, 2021	Feb. 24, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized	5,000,000				5,000,000
Preferred stock, par value	$ 0.0001				$ 0.0001
Preferred stock, shares issued	0			0	0
Preferred stock, shares outstanding	0			0	0
Common stock, shares outstanding	38,427
Temporary equity shares outstanding	25,000,000	25,000,000	0	0		0
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000				500,000,000
Common stock, par value	$ 0.0001				$ 0.0001
Common stock, shares issued	640,000				0
Common stock, shares outstanding	640,000				0
Temporary equity shares outstanding	25,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000				6,325,000
Common stock, par value	$ 0.0001				$ 0.0001
Common stock, shares issued	6,250,000				5,750,000
Common stock, shares outstanding	6,250,000		6,250,000		5,750,000
Percent of founders shares to Company's issued and outstanding ordinary shares	20.00%				20.00%
Temporary equity shares outstanding					825,000
Common Stock Share Authorized					50,000,000
Common Stock Share Issued					6,325,000
Common Stock Share Outstanding					6,325,000